COMMITMENTS	12 Months Ended
Dec. 31, 2016
COMMITMENTS
COMMITMENTS

25      COMMITMENTS

(a)    Capital commitments

Capital commitments outstanding at December 31, 2015 and 2016 not provided for in the financial statements were as follows:

	As at December 31, 2015	As at December 31, 2016

Contracted for	272,958	510,999

(b)    Lease commitments

The Company’s lease commitments are disclosed in note 13.